Expense Example {- Fidelity Freedom Blend 2030 Fund} - NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-01 - Fidelity Freedom Blend 2030 Fund - Premier Class	Apr. 02, 2021 USD ($)
Expense Example:
1 year	$ 28
3 years	87
5 years	152
10 years	$ 336